LetPAC 1-10257

NYSE Regulation

VIA FACSIMILE AND U.S. MAIL
December 28, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Barclays Bank PLC

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on December 19, 2007) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

iPath MSCI India Index ETN

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

PROCESSED
DEC 3 1 2007
THOMSON
FINANCIAL

Enclosure

cc: Graham Robinson, Esq., Assistant General Counsel, Barclays Capital, 200 Park Avenue, New York, New York 10166

07055856

812070

END